UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2005

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY PITCHER
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

MARY PITCHER    DES MOINES, IOWA    10/03/2005

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           10
Form 13F Information Table Value Total:           $ 2,737

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                   VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
  SECURITY NAME                    SUBCLASS

  AMERICAN INTERNATIONAL GROUP     COMMON STOCK    026874107         283         4565 SH
  ANHEUSER BUSCH                   COMMON STOCK    035229103         524        12179 SH
  EXXON MOBIL                      COMMON STOCK    30231G102         247         3885 SH
  GENERAL ELECTRIC CO.             COMMON STOCK    369604103         398        11810 SH
  JOHNSON & JOHNSON                COMMON STOCK    478160104         413         6530 SH
  MARINER                          COMMON STOCK    568459101           0        20000 SH
  MCLEODUSA INC                    COMMON STOCK    582266995          84        56600 SH
  MICROSOFT CORP                   COMMON STOCK    594918104         248         9650 SH
  PEPSICO INC                      COMMON STOCK    713448108         323         5700 SH
  WELLS FARGO                      COMMON STOCK    949746101         217         3697 SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE

  AMERICAN INTERNATIONAL GROUP    SOLE                  4565
  ANHEUSER BUSCH                  SOLE                  12179
  EXXON MOBIL                     SOLE                  3885
  GENERAL ELECTRIC CO.            SOLE                  11810
  JOHNSON & JOHNSON               SOLE                  6530
  MARINER                         SOLE                  20000
  MCLEODUSA INC                   SOLE                  56600
  MICROSOFT CORP                  SOLE                  9650
  PEPSICO INC                     SOLE                  5700
  WELLS FARGO                     SOLE                  3697